Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted earnings per common share ("EPS") are calculated as follows:

(In thousands, except per share amounts)	2012	2011	2010
Income (loss) from continuing operations	$(403,034)	$56,836	$60,623
Loss from discontinued operations	(1,983)	—	(3,268)
Net income (loss)	$(405,017)	$56,836	$57,355

Weighted average common shares outstanding (used to calculate basic EPS)	46,059	45,541	45,003
Stock options and other stock awards	—	745	847
Weighted average common shares outstanding (used to calculate diluted EPS)	46,059	46,286	45,850

Continuing operations	$(8.75)	$1.25	$1.34
Discontinued operations	(0.04)	—	(0.07)
Earnings (loss) per common share – basic	$(8.79)	$1.25	$1.27

Continuing operations	$(8.75)	$1.23	$1.32
Discontinued operations	(0.04)	—	(0.07)
Earnings (loss) per common share – diluted	$(8.79)	$1.23	$1.25